Debt Instruments (Tables)	12 Months Ended
Jun. 30, 2012
Composition Of The Corporation's Long-Term Debt, Which Includes Capital Lease Obligations

The composition of the company’s long-term debt, which includes capital lease obligations, is summarized in the following table:

(in millions)	Maturity Date	2012	2011
Senior debt
3.875% notes	2013	–	500
10% zero coupon notes ($19 million face value)	2014	16	15
10% – 14.25% zero coupon notes ($105 million face value)	2015	82	72
2.75% Notes	2016	400	400
4.1% Notes	2021	278	400
6.125% notes	2033	152	500
Total senior debt		928	1,887
Obligations under capital lease		2	1
Other debt		15	16
Total debt		945	1,904
Unamortized discounts		(1)	(5)
Hedged debt adjustment to fair value		–	12
Total long-term debt		944	1,911
Less current portion		(5)	(1)
		$939	$1,910

Selected Data On The Corporation's Short-Term Obligations

The financial covenants also include a requirement to maintain a leverage ratio of not more than 3.50 to 1.00. The leverage ratio is based on the ratio of consolidated total indebtedness to an adjusted consolidated EBITDA. For the 12 months ended June 30, 2012, the leverage ratio was 2.3 to 1.0.

Selected data on the company’s short-term obligations follow:

In millions	2012	2011	2010
Maximum month-end borrowings	$335	$503	$95
Average borrowings during the year	97	242	27
Year-end borrowings	–	198	22
Weighted average interest rate during the year	0.34%	0.31%	0.26%
Weighted average interest rate at year-end	–	0.30	0.32